Document and Entity Information	Aug. 31, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001850906
Document Type	8-K/A
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	Singular Genomics Systems, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40443
Entity Tax Identification Number	81-2948451
Entity Address, Address Line One	10931 N. Torrey Pines Road
Entity Address, Address Line Two	Suite #100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	333-7830
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	OMIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A is being filed to update the Current Report on Form 8-K of Singular Genomics Systems, Inc. (the “Company”) filed on August 31, 2021 (the “Prior Filing”). The sole purpose of this amendment is to update the time of the Wells Fargo Presentation (as defined in the Prior Filing) to Friday, September 10, 2021 at 9:00 AM Pacific Time.